MW Capital Management Funds



                       [GRAPHIC OMITTED][GRAPHIC OMITTED]



              METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND
               METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND







                               SEMI-ANNUAL REPORT

                                December 31, 2001




                               ------------------
                    Metropolitan West Capital Management, LLC
                               Investment Adviser




                           MW CAPITAL MANAGEMENT FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter and Comments from Investment Adviser
                  Intrinsic Value Equity Fund..............................    1
                  International Value Fund.................................    2

Schedules of Investments
                  Intrinsic Value Equity Fund..............................    3
                  International Value Fund.................................    4

Statements of Assets and Liabilities.......................................    8

Statements of Operations...................................................    9

Statements of Changes in Net Assets
                  Intrinsic Value Equity Fund..............................   10
                  International Value Fund.................................   11

Financial Highlights
                  Intrinsic Value Equity Fund..............................   12
                  International Value Fund.................................   13

Notes To Financial Statements..............................................   14


                                [OBJECT OMITTED]

                                METROPOLITAN WEST
                             CAPITAL MANAGEMENT, LLC


Dear Shareholder:

We would like to welcome our new shareholders to the Metropolitan West Capital Intrinsic Value Equity Fund. As long-term investors, we believe that the future holds exceptional opportunities. Our focus is not on a quarter or a year, but on achieving superior long-term results which we think gives us a distinct advantage in an investment world that is generally short-term focused.

The year 2002 began with the U.S. economy in recession and the U.S. stock market having posted its second consecutive down year. We believe that the economy will begin to recover during the first half of this year, which bodes well for the equity markets. While we do not think stocks will show returns approaching the levels of the last decade, their real rates of returns over the coming years should outpace those of other asset classes. Strong fundamental research and prudent stock selection -- MetWest Capital's strengths -- are likely to be key determinants of future returns.

We thank you for your confidence and look forward to a long and rewarding relationship.

Sincerely,


/s/ Gary W. Lisenbee
----------------------
Gary W. Lisenbee
President


                               [GRAPHIC OMITTED]
                               METROPILITAN WEST
                            CAPITAL MANAGEMENT, LLC



Dear Shareholder:

We would like to welcome our new shareholders to the Metropolitan West Capital International Value Fund. As long-term investors, we believe that the future holds exceptional opportunities. Our focus is not on a quarter or a year, but on achieving superior long-term results which we think gives us a distinct advantage in an investment world that is generally short-term focused.

The year 2002 began with many of the world's economies in recession and stock markets having posted their second consecutive down year. We believe that the economies will begin to recover during the first half of this year, which bodes well for the equity markets. While we do not think stocks will show returns approaching the levels of the last decade, their real rates of returns over the coming years should outpace those of other asset classes. Strong fundamental research and prudent stock selection -- MetWest Capital's strengths -- are likely to be key determinants of future returns.

We thank you for your confidence and look forward to a long and rewarding relationship.

Sincerely,


/s/Gary W. Lisenbee
-------------------
Gary W. Lisenbee
President


MW CAPITAL MANAGEMENT FUNDS
METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
at December 31, 2001 (Unaudited)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 8.6%
      $100,000   Federated Cash Trust Treasury Money Market
                  (cost $100,000)                                      $100,000
                                                                   -------------
TOTAL INVESTMENT IN SECURITIES
     (cost $100,000): 8.6%                                              100,000
Other Assets less Liabilities: 91.4%                                   1,063,869
                                                                   -------------
NET ASSETS: 100.0%                                                    $1,163,869
                                                                   =============

See accompanying Notes to Financial Statements.


MW CAPITAL MANAGEMENT FUNDS
METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
at December 31, 2001 (Unaudited)

         Shares                                                          Value
--------------------------------------------------------------------------------

COMMON STOCKS: 90.43%

Australia: 2.25%
             1,000    News Corp. Ltd ADR                                 $31,987
                                                                      ----------
Belgium: 2.74%
             1,500    Fortis                                              38,820
                                                                      ----------
Denmark: 1.98%
             1,600    TDC A/S ADR                                         28,160
                                                                      ----------
France: 5.86%
             1,700    Alcatel                                             28,135
               770    Total Fina Elf S.A. ADR                             54,984
                                                                      ----------
                                                                          83,119
                                                                      ----------
Germany: 9.40%
             1,150    BASF AG ADR                                         42,851
             1,470    Deutsche Telekom AG ADR                             24,843
               700    Linde AG                                            28,329
               800    Volkswagen AG                                       37,352
                                                                      ----------
                                                                         133,375
                                                                      ----------
Italy: 2.61%
            43,000    Finmeccanica SpA*                                   36,980
                                                                      ----------
Japan: 17.54%
             6,000    77 Bank Ltd.                                        26,400
               150    KAO Corp.                                           31,188
             2,100    Komatsu Ltd ADR                                     30,060
             2,000    Matsushita Electric ADR                             25,200
             4,000    Mitsubishi Tokyo Financial ADR*                     25,880
             3,000    NEC Corp. ADR                                       30,604
               200    ROHM Company                                        25,848
                 6    UFJ Holdings, Inc.*                                 13,174
             4,000    UNY Co Ltd.                                         40,480
                                                                      ----------
                                                                         248,834
                                                                      ----------
MW Capital Management Funds
Metropolitan West Capital International Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY
at December 31, 2001 (Unaudited) - (Continued)

      Shares                                                             Value
--------------------------------------------------------------------------------
Mexico: 3.82%
             1,000    America Movil - L SERIES                           $19,283
             1,000    Telefones de Mexico ADR                             34,902
                                                                      ----------
                                                                          54,185
                                                                      ----------
Netherlands: 5.28%
             1,226    ING Groep N.V. ADR                                  29,976
             1,545    Koninklijke Ahold N.V.  ADR                         44,955
                                                                      ----------
                                                                          74,931
                                                                      ----------
Norway: 3.18%
            10,000    DNB Holding ASA                                     45,100
                                                                      ----------
South Korea: 3.08%
             1,900    Pohang Iron & Steel ADR                             43,700
                                                                      ----------
Spain: 7.81%
             3,000    Banco Bilbao Vizcaya ADR                            37,128
             3,100    Iberdrola                                           40,300
               832    Telefonica Espana ADR                               33,347
                                                                      ----------
                                                                         110,775
                                                                      ----------
Switzerland: 3.38%
               900    Nestle S.A. ADR                                     47,973
                                                                      ----------
United Kingdom: 21.50%
               900    Astrazeneca Plc ADR                                 41,940
             1,400    BOC Group Plc ADR                                   43,441
               900    BP Plc                                              41,889
            18,000    Invensys Plc                                        31,140
             3,800    Reckitt Benckiser Plc                               55,290
             1,742    Royal Bank of Scotland ADR                          42,365
             1,742    Royal Bank of Scotland VAL Shs.*                     1,881
             1,800    Vodafone Group Plc ADR                              47,025
                                                                      ----------
                                                                         304,971
                                                                      ----------
MW CAPITAL MANAGEMENT FUNDS
METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
at December 31, 2001 (Unaudited) - (Continued)

      Shares                                                             Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
      (cost $1,282,910)                                               $1,282,910
                                                                      ----------
TOTAL INVESTMENT IN SECURITIES
           (cost $1,282,910+): 90.43%                                  1,282,910
      Other Assets less Liabilities: 9.57%                               135,732

NET ASSETS: 100.0%                                                    $1,418,642
                                                                      ==========


* Non-income producing security.
+ At December 31, 2001, the cost for federal income tax purpose was $1,396,611. Gross unrealized appreciation and depreciation for federal income tax purpose were as follow:

                      Gross unrealized appreciation                    $130,649
                      Gross unrealized depreciation                    (244,350)
                                                                      ----------
                      Net unrealized depreciation                     ($113,701)
                                                                      ==========


See accompanying Notes to Financial Statements.


MW CAPITAL MANAGEMENT FUNDS
METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND SCHEDULE OF INVESTMENTS BY INDUSTRY AT DECEMBER 31, 2001 (UNAUDITED)

                                                                         % of
Industry                                                              Net Assets
--------------------------------------------------------------------------------

Telephone                                                               13.22%
Consumables                                                             12.65%
Banks                                                                   12.60%
Paper/Chemicals                                                          8.08%
Energy                                                                   6.83%
Technology                                                               5.96%
Financial Services                                                       5.78%
Retail/Services                                                          5.11%
Goods Producing                                                          4.41%
Machinery/Construction                                                   4.31%
Metals & Mining                                                          3.08%
Health Care                                                              2.96%
Electric                                                                 2.84%
Aerospace                                                                2.61%
                                                                       --------
Total Investments in Securities                                         90.43%
Other Assets less Liabilities                                            9.57%
                                                                       ---------
NET ASSETS                                                             100.00%
                                                                       =========


See accompanying Notes to Financial Statements.



MW Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2001 (Unaudited)


                                                         Intrinsic Value         International
                                                           Equity Fund            Value Fund
------------------------------------------------------------------------------------------------
 ASSETS
   Investments in securities, at value
        (cost $100,000 and $1,282,910, respectively)         $100,000            $1,282,910
   Cash                                                     1,063,892               135,735
   Receivables:
      Interest                                                     12                     -
      Prepaid Expenses                                         19,277                19,272
                                                            ---------             ---------
         Total assets                                       1,183,181             1,437,917
                                                            ---------             ---------
 LIABILITIES
   Payables:
      Due to Advisor                                           18,902                18,799
   Accrued expenses                                               410                   476
                                                           ----------             ----------
         Total liabilities                                     19,312                19,275
                                                           ----------             ----------
 NET ASSETS                                                $1,163,869            $1,418,642
                                                           ==========             ==========
    Number of shares issued and outstanding
       (unlimited number of shares authorized,
        without par value)                                    116,389               141,865
                                                           ==========             ==========
 Net asset value, offering and redemption price per share      $10.00                $10.00
                                                           ==========             ==========
 COMPONENTS OF NET ASSETS
   Paid-in capital                                         $1,163,892            $1,418,645
   Accumulated net investment loss                                (23)                   (3)
                                                           ----------             ----------
        Net assets                                         $1,163,869            $1,418,642
                                                           ==========            ===========


MW Capital Management Funds
STATEMENTS OF OPERATIONS For the Period Ended December 31, 2001 (Unaudited)


                                                           Intrinsic Value    International
                                                            Equity Fund*      Value Fund*
-----------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Income
      Interest                                                    $12              $ -
                                                              -----------       ----------
 Expenses
      Advisory fees                                                25                2
      Administration fees                                         110               96
      Fund accounting fees                                         88              118
      Transfer agent fees                                          66               63
      Audit fees                                                   57               57
      Registration expense                                         57               68
      Legal fees                                                   33               41
      Reports to shareholder                                       25               25
      Custodian fees                                               14               28
      Director fees                                                11               11
      Insurance expense                                             6               30
      Miscellaneous expenses                                        8                8
      Organization expenses                                    25,375           25,375
                                                              -----------       ----------
          Total expenses                                       25,875           25,922
          Less:  Fees waived and expenses absorbed            (25,840)         (25,919)
                                                              -----------       ----------
          Net expenses                                             35                3
                                                              -----------       ----------
                Net investment loss                               (23)              (3)
                                                              -----------       ----------

            Net decrease in net assets resulting
                  from operations                                 ($23)            ($3)
                                                              ===========       ==========


* From commencement of operations on December 28, 2001.



See accompanying Notes to Financial Statements.


MW Capital Management Funds
Metropolitan West Capital Intrinsic Value Equity Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                                                    Period Ended
                                                              December 31, 2001*
 INCREASE (DECREASE) IN NET
 ASSETS FROM:
--------------------------------------------------------------------------------

 OPERATIONS
    Net investment loss                                                    ($23)
                                                                      ----------
       Net decrease in net assets resulting from operations                 (23)
                                                                      ----------
 CAPITAL SHARE TRANSACTIONS
    Net increase in net assets derived
        from net change in outstanding shares (a)                     1,163,892
                                                                      ----------
              Total increase in net assets                            1,163,869

 NET ASSETS
    Beginning of period                                                        -
                                                                      ----------
    End of period                                                     $1,163,869
                                                                      ==========
 (a) A summary of capital share transactions is as follows:

                                                       Period Ended
                                                      December 31, 2001*
                                           -------------------------------------
                                             Shares                      Value
                                           -------------------------------------
 Shares sold                                116,389                   $1,163,892
 Shares issued on reinvestment
 of distribution                                  -                            -
 Shares redeemed                                  -                            -
 Net increase                               116,389                   $1,163,892
                                           ==========                  =========


* From commencement of operations on December 28, 2001.

See accompanying Notes to the Financial Statements.

MW Capital Management Funds
Metropolitan West Capital International Value Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                                                Period Ended
                                                             December 31, 2001*
 INCREASE (DECREASE) IN NET
 ASSETS FROM:
--------------------------------------------------------------------------------

 OPERATIONS
    Net investment loss                                                     ($3)
                                                                       ---------
       Net decrease in net assets resulting from operations                  (3)

 CAPITAL SHARE TRANSACTIONS
    Net increase in net assets derived from
        net change in outstanding shares (a)                          $1,418,645
                                                                       ---------
              Total increase in net assets                             1,418,642

 NET ASSETS
    Beginning of period                                                        -
                                                                       ---------
    End of period                                                     $1,418,642
                                                                       =========
 (a) A summary of capital share transactions is as follows:

                                                       Period Ended
                                                      December 31, 2001*
                                           -------------------------------------
                                            Shares                      Value
                                           -------------------------------------
 Shares sold                                141,865                   $1,418,645
 Shares issued on reinvestment
 of distributions                                 -                            -
 Shares redeemed                                  -                            -
                                            --------                   ---------
 Net increase                               141,865                   $1,418,645
                                            ========                   =========

* From commencement of operations on December 28, 2001.

See accompaying Notes to the Financial Statments.


MW Capital Management Funds
Metropolitan West Capital Intrinsic Value Equity Fund
FINANCIAL HIGHLIGHTS (Unaudited)


 For a capital share outstanding thoughout each period.
                                                              Period Ended
                                                          December 31, 2001**
--------------------------------------------------------------------------------

 Net asset value, beginning of period                          $10.00
                                                               ------
 Income from investment operations:
    Net investment loss                                         (0.00) ^
    Net realized and unrealized gain
       on investments                                               -
                                                               ------
 Total from investment operations                               (0.00) ^
                                                               ------
 Net asset value, end of period                                $10.00
                                                               ======
 Total return                                                   0.00%  +

 Ratios/supplemental data:
 Net assets, end of period (millions)                            $1.2

 Ratio of expenses to average net assets:
 Before fees waived and expenses absorbed                      811.46%  *
 After fees waived and expenses absorbed                         1.10%  *

 Ratio of net investment income to average
    net assets (after fees waived and
    expenses absorbed)                                          (0.72%) *

 Portfolio turnover rate                                         0.00%  +


*Annualized.
+ Not annualized.
^ Amount represents less than $0.01 per share. ** From commencement of operations on December 28, 2001.

See accompaying Notes to the Financial Statments.



MW Capital Management Funds
Metropolitan West Capital International Value Fund
FINANCIAL HIGHLIGHTS (Unaudited)


 For a capital share outstanding thoughout each period.
                                                            Period Ended
                                                           December 31, 2001**
--------------------------------------------------------------------------------

 Net asset value, beginning of period                          $10.00
                                                               ------
 Income from investment operations:
    Net investment loss                                         (0.00) ^
    Net realized and unrealized gain
       on investments                                               -
                                                               ------
 Total from investment operations                               (0.00) ^
                                                               ------
 Net asset value, end of period                                $10.00
                                                               ======
 Total return                                                    0.00%  +

 Ratios/supplemental data:
 Net assets, end of period (millions)                           $1.4

 Ratio of expenses to average net assets:
 Before fees waived and expenses absorbed                    9,461.81%  *
 After fees waived and expenses absorbed                         1.40%  *

 Ratio of net investment income to average
    net assets (after fees waived and
    expenses absorbed)                                          (1.10%) *

 Portfolio turnover rate                                         0.00%  +


*Annualized.
+ Not annualized.
^ Amount represents less than $0.01 per share. ** From commencement of operations on December 28, 2001.


See accompaying Notes to the Financial Statments.

MW CAPITAL MANAGEMENT FUNDS
NOTES TO FINANCIAL STATEMENTS - (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     MW Capital Management Funds (the "Trust"), was organized on October 10, 2001 as a Delaware Business Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940, as an open-end management investment company comprised of two diversified series; Metropolitan West Capital Intrinsic Value Equity Fund and Metropolitan West Capital International Value Fund (the "Funds").

     Each of the Funds investment objective is to seek long-term capital appreciation. The Funds seek to achieve this objective by identifying stocks of high-quality, profitable businesses selling at a discount to what it regards as their "intrinsic" values. The Metropolitan West Capital Intrinsic Value Equity Fund expects to emphasize investments in domestic companies, but will also invest in stocks of foreign companies predominantly American Depository Receipts traded in the United States. The Metropolitan West Capital International Value Fund will invest in a diversified group of developed countries, but may also invest in companies in emerging markets or underdeveloped countries.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICY

     The following is a summary of significant accounting policy consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the mean between the closing bid and asked prices. Securities for which market prices are not readily available are valued at fair values as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required.

     C.  Security  Transactions,  Dividend  Income  and  Distribution.  Security
     transactions  are  accounted  for  on  trade  date.   Dividend  income  and
     distributions to shareholders are recorded on the ex-dividend date.

     D. Organization Expenses. The Trust has accrued a payable to the Investment Adviser representing expenses paid on behalf of the Trust. The Trust intends to repay the Investment Adviser upon commencement of operations. These organizational expenses include administration, legal and audit fees and are based on estimates. Actual costs could differ from these estimates. The Investment Adviser has agreed to reimburse the Trust for such costs, in accordance with the Operating Expenses Agreement. Such reimbursements are subject to the expense recapture provision of the Investment Adviser Agreement, which allows the Investment Adviser to recapture certain reimbursed expenses in the future.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - FEES AND TRANSACTIONS WITH RELATED PARTIES

     The Trust has entered into an investment management agreement with Metropolitan West Capital Management, LLC, (the "Investment Adviser"). Under the terms of the agreement, the Funds will pay a fee equal to the following annual percentages of average net assets:

        Metropolitan West Capital Intrinsic Value Equity Fund      0.80%

        Metropolitan West Capital International Value Fund         1.00%

     Although not required to do so, the Investment Adviser has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the following levels until the Investment Adviser has been fully reimbursed for fee foregone and expenses paid by the Investment Adviser under this agreement:

        Metropolitan West Capital Intrinsic Value Equity Fund      1.10%

        Metropolitan West Capital International Value Fund         1.40%

     These percentages are based on the daily average net assets of the Funds.

     Fees waived and expenses absorbed by the Adviser for the period ended December 31, 2001 were as follows:

                                           Fees Waived        Expenses Absorbed
        Intrinsic Value Equity Fund            $25                 $25,815
        International Value Fund                 2                  25,917

     The Trust has adopted a 12b-1 plan but has not yet charged any fees under the plan. Fees charged under the 12b-1 plan are not subject to the aforementioned operating expense limitation.

     U.S. Bancorp Fund Services, LLC is the Administrator to the Funds pursuant to a fund administration servicing agreement. Each Fund will pay the Administrator an annual fee equal to 0.07% of the first $200 million of average daily net assets, 0.06% of the next $500 million, and 0.04% of assets over $700 million, payable monthly and subject to a minimum annual fee of $30,000 for the Intrinsic Value Equity Fund and $45,000 for International Value Fund. U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent. Fees charged for these services are based on the number of shareholder accounts and activity. The annual minimum fees are $24,000 for the first fund and $15,000 for each additional fund.

     Quasar Distributors, LLC serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distribution fees to be paid will be an annual amount of the greater of 0.01% of the Fund's average daily net assets or a minimum fee of $15,000 for the first year, $15,000 for the second year and $18,000 for each year thereafter on the first fund and $3,000 for each additional fund. In accordance with the Distribution Agreement, if the Adviser determines that Rule 12b-1 fees shall not be used to pay the Distributor, the Adviser will be responsible for the payments to the Distributor.

     The Trust's expenses for distribution will be allocated between the Funds based on average daily net assets.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     There were no purchases or sales reported for the period ended December 31, 2001 other than short-term investments.

NOTE 5 - IN KIND CONTRIBUTION

     At the International Value Fund's inception on December 28, 2001, certain shareholders purchased Fund shares through nontaxable in-kind contributions of securities with a market value totaling $1,282,910 (including contributed unrealized loss of $113,701). These securities were deemed to be in accordance with the investment objective of the Fund.

-----------------------------------------------------------------------------


                                     Adviser
                    METROPOLITAN WEST CAPITAL MANAGEMENT, LLC
                      610 Newport Center Drive, Suite 1000
                             Newport Beach, CA 92660


                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


                                   Custodians
                                 U.S. BANK, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                BANK OF NEW YORK
                                 One Wall Street
                               New York, NY 10286


                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 984-1504


                                    Auditors
                              DELOITTE & TOUCHE LLP
                        350 South Grand Avenue, Suite 200
                              Los Angeles, CA 91171


                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                          San Francisco, CA 94104-2635

-----------------------------------------------------------------------------

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.